Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings (Loss) Per Share
Schedule of reconciliation between basic and dilutive weighted average shares outstanding

	Year Ended December 31,
	2012	2011
	(In Thousands)
Basic weighted average shares outstanding	14,445	9,883
Effect of dilutive securities:
Nonvested shares awards	70	—

Diluted weighted average shares outstanding	14,515	9,883